Stock-Based Compensation (Schedule Of Outstanding Stock Options) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	4,888,206	1,948,000	3,060,000	3,938,980
Weighted average exercise price, Outstanding	¥ 1,616	¥ 3,392	¥ 4,647	¥ 4,804
Weighted average remaining contractual life, Outstanding, years	3.3
Number of options, Exercisable	3,585,206	1,640,000	2,722,000
Weighted average exercise price, Exercisable	¥ 1,648	¥ 3,636	¥ 4,995
Weighted average remaining contractual life, Exercisable, years	3.0
620 - 1,529 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 620
Exercise price, upper range limit	¥ 1,529
Number of options, Outstanding	3,255,144
Weighted average exercise price, Outstanding	¥ 1,298
Weighted average remaining contractual life, Outstanding, years	4.0
Number of options, Exercisable	1,952,144
Weighted average exercise price, Exercisable	¥ 1,144
Weighted average remaining contractual life, Exercisable, years	3.9
1,531 - 2,748 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 1,531
Exercise price, upper range limit	¥ 2,748
Number of options, Outstanding	1,633,062
Weighted average exercise price, Outstanding	¥ 2,250
Weighted average remaining contractual life, Outstanding, years	1.9
Number of options, Exercisable	1,633,062
Weighted average exercise price, Exercisable	¥ 2,250
Weighted average remaining contractual life, Exercisable, years	1.9